UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2006

               Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Troob Capital Management LLC
Address: 777 Westchester Avenue, Suite 203
         White Plains, New York 10604

13F File Number:  028-11213

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Peter Troob

(Signature)

White Plains, New York

(City, State)

February 12, 2007

(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: $9,632 (thousands)

List of Other Included Managers:

         None

                                                          FORM 13F

                                                          (SEC USE ONLY)

QTR ENDED: 12/31/06    Name of Reporting Managers: Troob Capital Management LLC

        Item 1:            Item 2:    Item3:    Item 4:   Item 5:            Item 6:        Item 7:      Item 8:


     Name of Issuer     Title of Clas  CUSIP   Fair Market Shares or               Investment   Other       Voting Authority
                                                  Value    Principal  Sh/   Put/   Discretion  Managers
                                               (x $1000)   Amount     Prn   Call                        (a) Sole (b) Shared( c) None

AMR Corp                      COM     001765956       153       289    SH   Put      SOLE                   289
Atlas Air Worldwide           COM     049164205     1,380    31,013    SH            SOLE                31,013
CVS Corp                      COM     126650100     1,016    32,879    SH            SOLE                32,879
Comcast  Corp New             COM     20030N951        58       295    SH   Put      SOLE                   295
Constar International Inc New COM     21036U107     1,188   169,716    SH            SOLE               169,716
Ford Motor Co               COM PAR   345370860       938   124,866    SH            SOLE               124,866
IShares Russell 2000     Russell 2000 464287958       146       760    SH   Put      SOLE                   760
Paxar Corp                    COM     704227107     1,809    78,434    SH            SOLE                78,434
Primedia Inc                  COM     74157K101       301   178,322    SH            SOLE               178,322
Rite Aid Corporation          COM     767754104       652   119,897    SH            SOLE               119,897
Saks Inc                      COM     79377W108       472    26,474    SH            SOLE                26,474
Sally Beauty Holdings         COM     79546E104        91    11,700    SH            SOLE                11,700
US Airways Group              COM     90341W958        11        32    SH   Put      SOLE                    32
United Rentals Inc            COM     911363909        73       380    SH  Call      SOLE                   380
United Rentals Inc            COM     911363109     1,344    52,858    SH            SOLE                52,858

                                     Value Total:  9,632

                                     Entry Total:     15
